Stock-based compensation - Textuals (Details) (CAD)	12 Months Ended								0 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended		1 Months Ended					12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 Share option plan	Mar. 31, 2012 Share option plan	Mar. 31, 2011 Share option plan	Mar. 31, 2013 Share option plan Stock options	Mar. 31, 2012 Share option plan Stock options	Sep. 22, 2010 Senior executive stock option plan	Mar. 31, 2013 Deferred performance share unit plan Deferred performance share units (DPSUs)	Mar. 31, 2012 Deferred performance share unit plan Deferred performance share units (DPSUs)	Apr. 02, 2011 Deferred performance share unit plan Deferred performance share units (DPSUs) April 1, 2009	Apr. 02, 2011 Deferred performance share unit plan Deferred performance share units (DPSUs) March 31, 2010	Mar. 31, 2013 Restricted share unit plan Restricted share units (RSUs)	Mar. 31, 2012 Restricted share unit plan Restricted share units (RSUs)	Apr. 30, 2013 Restricted share unit plan Restricted share units (RSUs) Subsequent event	Mar. 31, 2013 Restricted share unit plan Restricted share units (RSUs) Accrued liabilities	Mar. 31, 2012 Restricted share unit plan Restricted share units (RSUs) Accrued liabilities	Mar. 31, 2013 Restricted share unit plan Restricted share units (RSUs) Other long-term liabilities	Mar. 31, 2012 Restricted share unit plan Restricted share units (RSUs) Other long-term liabilities	Mar. 31, 2013 Directors' deferred share unit plan Deferred stock units (DSUs)	Mar. 31, 2012 Directors' deferred share unit plan Deferred stock units (DSUs)	Mar. 31, 2013 Directors' deferred share unit plan Deferred stock units (DSUs) Accrued liabilities	Mar. 31, 2012 Directors' deferred share unit plan Deferred stock units (DSUs) Accrued liabilities	Mar. 31, 2013 Directors' deferred share unit plan Deferred stock units (DSUs) Other long-term liabilities	Mar. 31, 2012 Directors' deferred share unit plan Deferred stock units (DSUs) Other long-term liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number shares acquired per each option exercised				1
Years from grant date stock options expire							10 years
Stock options annual vesting percentage				20.00%
Proceeds from stock options exercised	0	35,000	963,000	0	35,000	963,000
Total intrinsic value of options exercised				0	48,000	1,084,000
Options outstanding, weighted average remaining life				7 years 1 month 6 days	6 years 3 months 18 days
Fair value of options vested during the year				1,381,000	1,652,000
Number of options exercisable				1,122,362	1,031,774
Options exercisable, weighted average exercise price				8.82	8.82
Total compensation costs related to non-vested awards not yet recognized				2,768,000	2,655,000
Total compensation costs related to non-vested awards not yet recognized, weighted average recognition period							3 years 7 months 6 days	3 years 2 months 12 days						1 year 7 months 6 days	1 year 4 months 24 days
Stock options reclassified from equity to a long-term liability									550,000
Compensation cost related to the senior executive stock option plan transferred from additional paid-in capital to the senior executive stock option liability									2,237,000
Service period of award subsequent to year of grant										2 years				2 years
Award vesting period										3 years				3 years
Number of trading days used to determine weighted average trading price of common shares										5 days				5 days							5 days
Converted to (units)											391,402	262,737	128,665
RSU conversion factor												50.00%	75.00%
Current portion of award obligation														719,000	2,066,000		719,000	2,066,000			355,000	0	355,000	0
Non-current portion of award obligation																			2,049,000	1,104,000					2,751,000	2,284,000
Award units settled during the period (units)														345,679	27,850						63,413	0
Award units settled during the period														1,677,000	318,000						175,000
Award units fully vested but unsettled														154,330
Award unit redemption value (CAD per share)																4.66
Weighted average remaining contractual life of award														1 year 4 months 24 days	1 year 4 months 24 days
Fair market value (CAD per share)														4.65							4.65	4.91
Total unrecognized compensation costs related to non-vested share-based payment arrangements														2,335,000	2,576,000
Percentage of non-officer directors' fixed remuneration in the form of DDSUs (50% or more)																					50.00%